Cover	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	MoneyHero Limited
Entity Central Index Key	0001974044
Entity File Number	001-41838
Entity Incorporation, State or Country Code	E9
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	70 Shenton Way
Entity Address, Address Line Two	#18-15, EON Shenton
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	S079118
Class A ordinary shares, par value $0.0001 per share
Entity Listings [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	MNY
Security Exchange Name	NASDAQ
Warrants
Entity Listings [Line Items]
Title of 12(b) Security	Warrants
Trading Symbol	MNYWW
Security Exchange Name	NASDAQ
Class A Ordinary Shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	30,572,252
Class B Ordinary Shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	13,254,838
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Danny Leung
Contact Personnel Email Address	IR@MoneyHeroGroup.com
Entity Address, Address Line One	70 Shenton Way
Entity Address, Address Line Two	#18-15, EON Shenton
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	S079118
Entity Phone Fax Numbers [Line Items]
City Area Code	+65
Local Phone Number	6322 4392